Balances and Transactions With Related Parties (Details)							12 Months Ended
	Jul. 01, 2023 USD ($)	Jul. 01, 2023 ILS (₪)	Jul. 01, 2022 USD ($)	Jul. 01, 2022 ILS (₪)	Jan. 01, 2022 USD ($)	Jan. 01, 2022 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2021 USD ($)
Balances and Transactions With Related Parties [Line Items]
Share-based payment related expenses							$ 500,000
Short term benefits share-based payment							3,216,000		$ 1,000
Mr. Nir Klein [Member]
Balances and Transactions With Related Parties [Line Items]
Gross monthly salary							11,000	₪ 35,000
Ms. Gal Nir Klein [Member]
Balances and Transactions With Related Parties [Line Items]
Gross monthly salary							6,000	22,000
Mr. Ilan Akselrod [Member]
Balances and Transactions With Related Parties [Line Items]
Gross monthly salary							6,000	21,000
Salary increased					$ 7,000	₪ 26,000
Mr. Elihai [Member]
Balances and Transactions With Related Parties [Line Items]
Gross monthly salary							8,000	28,000
Mr. Cohen [Member]
Balances and Transactions With Related Parties [Line Items]
Salary increased	$ 9,500	₪ 35,000	$ 9,000	₪ 32,500
Mr. Ronen Hananis [Member]
Balances and Transactions With Related Parties [Line Items]
Gross monthly salary							$ 8,000	₪ 30,000